2. INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Components of inventories
	2014	2013
Raw materials	$63,498	$7,672
Work in process	-	-
Finished goods	114,134	102,953
	$177,632	$110,625

	2013	2012
Raw materials	$7,672	$13,125
Work in process	-	-
Finished goods	102,953	3,684
Total	$110,625	$16,809